Derivative Instruments Derivative Instruments (Consolidated Income Statement Impact) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign currency options | Selling and administrative expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Income	$ (1.4)	$ 0	$ 0
Foreign currency forwards | Other (expense) income, net
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Income	$ (0.4)	$ (1.8)	$ 3.8